SUPPLEMENT DATED MARCH 26, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX
PPM Credit Fund	PKDIX
PPM Floating Rate Income Fund	PKFIX
PPM High Yield Core Fund	PKHIX
PPM Long Short Credit Fund	PKLIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 26, 2018, shares of the PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are not available for purchase by new investors until further notice.

The date of this supplement is March 26, 2018.

SUPPLEMENT DATED MARCH 26, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of PPM Strategic Income Fund
Institutional Class (PKSIX)

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 26, 2018, shares of the PPM Strategic Income Fund (the "Fund") will not be available for purchase from new investors until the closing for the reorganization described below, which is anticipated to occur on or about June 29, 2018.

Reorganization.  Subject to the approval of the member JNL/PPM America Strategic Income Fund (the "Acquired Fund"), a series of JNL Strategic Income Fund LLC (the "Company"), the Fund will acquire in-kind the assets of and assume the liabilities of the Acquired Fund on or about close of business June 29, 2018 (the "Reorganization").  The Board of Trustees of the Fund and the board of managers of the Company have each approved the Reorganization.  Once the Reorganization is consummated, the Fund will begin accepting orders from new investors to purchase Fund shares.

The date of this supplement is March 26, 2018.